Taxation	12 Months Ended
Jun. 30, 2025
Taxation
Taxation

TAXATION

9	Taxation

		2025	2024	2023
for the year ended 30 June	Note	Rm	Rm	Rm
South African normal tax		3 759	8 128	10 271
current year¹		4 389	8 212	10 671
prior years²		(630)	(84)	(400)
Foreign tax		2 024	2 028	2 654
current year		2 055	2 045	2 507
global minimum top-up tax³		19	—	—
prior years		(50)	(17)	147

Income tax	10	5 783	10 156	12 925
Deferred tax – South Africa	11	(336)	709	(4 721)
current year⁴		(152)	570	(5 687)
prior years		(184)	139	966

Deferred tax – foreign	11	(891)	(1 126)	(3 023)
current year⁵		(496)	(1 031)	(2 845)
prior years		(51)	(102)	(172)
tax rate change⁶		(344)	7	(6)
		4 556	9 739	5 181
1	The decrease in 2025 mainly relates to reduced taxable profits.
2	Mainly relates to Section 12L allowances in South Africa.
3	2025 is in respect of Pillar Two that introduced a 15% global minimum effective tax rate for large multi-national entities. The Group has applied a temporary mandatory relief from deferred tax accounting for the impacts of the top-up tax and accounts for it as a current tax.
4	2025 decrease due to impairments recognised in the current year, 2023 also related to impairment.
5	The decrease in the current year relates mainly to the non-recoverability of a deferred tax asset previously recognised on tax losses in Italy to the amount of R1,6 billion, partially offset by the impact of current year impairments and tax loss mainly in the US.
6	Relates mainly to Louisiana (US) tax rate reduction that was recently enacted.
9	Taxation continued

Uncertain tax positions

Sasol companies are involved in tax litigation and tax disputes with various tax authorities in the normal course of business. A detailed assessment is performed regularly on each matter and a provision is recognised where appropriate. Although the outcome of these claims and disputes cannot be predicted with certainty, Sasol believes that open engagement and transparency will enable appropriate resolution thereof.

Sasol Financing International (SFI)/South African Revenue Services (SARS)

As reported previously, SARS conducted an audit over a number of years on SFI, which performs an offshore treasury function for Sasol. The audit culminated in the issue by SARS of revised tax assessments, based on the interpretation of the place of effective management of SFI. A contingent liability of R3,0 billion (including interest and penalties) is reported in respect of this matter as at 30 June 2025.

SARS dismissed Sasol’s objection to the revised assessments and Sasol appealed this decision to the Tax Court. In parallel Sasol launched a review application in respect of certain elements of the revised assessments in respect of which the Tax Court does not have jurisdiction. Sasol also brought a review application against the SARS decision to register SFI as a South African taxpayer. SFI and SARS have agreed that the Tax Court related processes will be held in abeyance, pending the outcome of the judicial review applications. The two review applications were heard in the High Court in November 2022 and on 1 August 2023, the High Court handed down its decision dismissing both the SFI review applications. SFI filed an application for leave to appeal the High Court decision. On 20 September 2024 the High Court granted SFI’s application for leave to appeal the High Court decision to the Supreme Court of Appeal. A hearing date for this appeal will be set in due course. The review applications relate to the challenge by SFI of certain administrative decisions of SARS and the High Court decision does not directly affect the merits of the substantive dispute before the Tax Court, which remains in abeyance while the appeal of the review applications continues.

9	Taxation continued

	2025	2024	2023
	%	%	%
Reconciliation of effective tax rate

The table below shows the difference between the South African enacted tax rate compared to the effective tax rate in the income statement. Total income tax expense differs from the amount computed by applying the South African normal tax rate to profit before tax. The reasons for these differences are:

South African normal tax rate	27,0	27,0	27,0
Increase/(decrease) in rate of tax due to:
disallowed expenditure¹	13,4	(2,3)	6,1
disallowed share-based payment expenses	0,2	(0,1)	0,2
different tax rates²	2,5	(7,9)	3,1
tax losses not recognised³	11,8	(49,6)	4,8
translation differences⁴	—	—	4,3
other adjustments⁵	2,1	—	2,1
(Decrease)/increase in rate of tax due to:
exempt income⁶	(3,8)	0,2	(2,7)
share of profits of equity accounted investments⁷	(3,6)	1,4	(4,9)
utilisation of tax losses	(1,7)	0,8	(0,7)
investment incentive allowances	(0,3)	0,2	(1,3)
translation differences	(0,1)	0,4	—
capital gains and losses	(0,1)	—	(0,2)
change in corporate income tax rate⁹	(2,8)	—	—
prior year adjustments⁸	(7,5)	—	(2,1)
other adjustments⁵	—	1,7	—
Effective tax rate	37,1	(28,2)	35,7
1	Includes non-deductible expenses incurred not deemed to be in the production of taxable income mainly relating to non-productive interest, project costs, as well as non-deductible impairments.
2	Mainly relates to the lower tax rate in the US (23%) and the higher tax rate for Sasol Petroleum Temane Limitada in Mozambique (32%) on higher taxable income.
3	2025 mainly relates to the reversal of Sasol Italy’s deferred tax asset previously recognised on historical tax losses, as well as current tax losses, as it is no longer considered probable that sufficient future taxable income will be available in the foreseeable future to fully utilise these losses. 2024 relates to a partial reversal of the US deferred tax asset.
4	2023 impacted by a translation difference of R845 million arising from exchange rates applied by SARS at the date of the 2022 assessment.
5	2025 mainly due to Sasol Italy reversal of deferred tax asset on temporary differences, as well as Sasol China impairment reversal. Included in 2024 is the impact of the reversal of the 2018 impairment in Sasol Petroleum Temane Limited.
6	2025 relates mainly to proceeds on disposal of Uzbekistan GTL that reached specified capacity per agreement. 2023 mainly related to Italian tax credit for energy and gas consuming companies and FCTR reclassified on the liquidation of businesses.
7	Mainly relates to share of profits from ORYX GTL Limited and The Republic of Mozambique Pipeline Investment Company (Pty) Ltd.
8	2025 mainly related to Section 12L allowances claimed in South Africa relating to prior years.
9	Relates mainly to Louisiana (US) tax rate reduction that was recently enacted.